Shareholders' equity (Schedule of Accumulated Other Comprehensive Income (Loss)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2019	Jan. 01, 2018
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at period start	$ 392,759	$ 496,142	$ 351,576
Adoption of new accounting standard				$ 0	$ (3,796)
Net current-period other comprehensive (loss) income	(16,537)	(73,053)	12,285
Balance at period end	421,566	392,759	496,142
Accumulated other comprehensive loss
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at period start	(502,266)	(429,347)	(441,649)
Other comprehensive (loss) income before reclassifications	(17,408)	(49,526)	10,324
Net (income) loss reclassified from accumulated other comprehensive income to consolidated statement of income	949	(23,393)	1,978
Adoption of new accounting standard				(780)
Net current-period other comprehensive (loss) income	(16,459)	(72,919)	12,302
Net current-period other comprehensive (loss) income	(17,239)
Balance at period end	(519,505)	(502,266)	(429,347)
Foreign currency translation
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at period start	(499,277)	(436,281)	(441,081)
Other comprehensive (loss) income before reclassifications	(12,168)	(62,996)	4,800
Net current-period other comprehensive (loss) income		(62,996)	4,800
Net current-period other comprehensive (loss) income	(12,168)
Balance at period end	(511,445)	(499,277)	(436,281)
Cash flow hedges
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Other comprehensive (loss) income before reclassifications	(5,185)
Net (income) loss reclassified from accumulated other comprehensive income to consolidated statement of income	85
Adoption of new accounting standard				$ (780)
Net current-period other comprehensive (loss) income	(5,880)
Balance at period end	(7,520)
Cash flow hedges
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at period start	(1,640)	8,359	305
Other comprehensive (loss) income before reclassifications		13,888	6,462
Net (income) loss reclassified from accumulated other comprehensive income to consolidated statement of income		(23,887)	1,592
Net current-period other comprehensive (loss) income		(9,999)	8,054
Balance at period end		(1,640)	8,359
Post-employment benefits
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at period start	(1,349)	(1,425)	(873)
Other comprehensive (loss) income before reclassifications	(55)	(418)	(938)
Net (income) loss reclassified from accumulated other comprehensive income to consolidated statement of income	864	494	386
Net current-period other comprehensive (loss) income		76	(552)
Net current-period other comprehensive (loss) income	809
Balance at period end	$ (540)	$ (1,349)	$ (1,425)
Venezuela | Post-employment benefits
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Salary period paid upon employee leaving	30 days